Financial Instruments, Financial Risks and Capital Risks Management (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021
Financial Instruments, Financial Risks and Capital Risks Management (Details) [Line Items]
Change in foreign currency rates	5.00%
Sensitivity rate of foreign currency	5.00%
Decrease increase profit for the year (in Ringgits)	RM 50,000	RM 55,000
Total revenue percentage	10.00%
Total accounts receivable percentage	10.00%
Single Customer [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) [Line Items]
Total revenue percentage	10.00%
Currency Risk [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) [Line Items]
Change in foreign currency rates	5.00%